RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS
28.       RELATED PARTY TRANSACTIONS

The Group has related party relationships with its subsidiaries, and with its directors and executive officers.

Leasing arrangements with related parties

The Group has entered into various arrangements with JRJ Investments (“JRJ”), a partnership owned by Mr O’Caoimh and Dr Walsh, directors of Trinity Biotech, and directly with Mr O’Caoimh, to provide for current and potential future needs to extend its premises at IDA Business Park, Bray, Co. Wicklow, Ireland.

The Group has entered into an agreement for a 25-year lease with JRJ for offices that adjacent to its then premises at IDA Business Park, Bray, Co. Wicklow, Ireland. The annual rent of €381,000 (US$466,000) is payable from January 1, 2004. Upward-only rent reviews are carried out every five years and there have been no increases arising from these rent reviews.

The Group has also entered into lease agreements with Ronan O’Caoimh for a 43,860 square foot manufacturing facility in Bray, Ireland and an adjacent warehouse of 16,000 square feet. The annual rent for the manufacturing facility is €787,000 (US$961,000) and the annual rent for the warehouse is €144,000 (US$176,000). These two leases expire in 2028 and 2026 respectively. At the time, independent valuers advised the Group that the rent in respect of each of the leases represents a fair market rent. Upward-only rent reviews are carried out every five years and there have been no increases arising from these rent reviews.

Towards the end of 2020, the Group occupied some additional space adjoining the warehouse. This is a short term arrangement and no payments were made to Ronan O’Caoimh for the additional space during 2020. A sum of US$20,000 was accrued for rent payable to Mr O’Caoimh in relation to this additional space.

Trinity Biotech and its directors (excepting Mr O’Caoimh and Dr Walsh who express no opinion on this point) believe at the time that the arrangements entered into represent a fair and reasonable basis on which the Group can meet its ongoing requirements for premises. Dr Walsh has no ownership interest in the additional space adjoining the warehouse owned by Mr O’Caoimh and was therefore entitled to express an opinion on this arrangement.

Compensation of key management personnel of the Group

At December 31, 2020, 2019 and 2018 the key management personnel of the Group were made up of four key personnel: the four executive directors; Mr Ronan O’Caoimh and Dr Jim Walsh and Mr Kevin Tansley and our Chief Financial Officer Mr John Gillard. In November 2020, the Group announced that John Gillard was to replace Kevin Tansley as Chief Financial Officer.

Compensation for the year ended December 31, 2020 of these personnel is detailed below:

	December 31, 2020	December 31, 2019
	US$’000	US$’000
Short-term employee benefits	1,274	800
Performance related bonus	584	213
Post-employment benefits	41	42
Share-based compensation benefits	626	542

	2,525	1,597

The amounts disclosed in respect of directors’ emoluments in Note 11 includes non-executive directors’ fees of US$162,000 (2019: US$225,000) and share-based compensation benefits of US$51,000 (2019: US$82,000). Total directors’ remuneration is also included in “personnel expenses” (Note 3) and “loss before tax” (Note 11). In 2020, share-based compensation benefits included in Note 11 exclude capitalised amounts of US$Nil (2019: US$35,000). The performance bonuses for Mr. O’Caoimh and Mr. Tansley in respect of fiscal year 2020 have been accrued as at December 31, 2020.

Directors’ interests in the Company’s shares and share option plan

	‘A’ Ordinary Shares	Share options
At January 1, 2020	9,077,706	10,414,004
Shares of retired director	—	—
Options of retired director	—	—
Shares purchased during the year	—	—
Shares sold during the year	—	—
Granted	—	8,480,000
Expired / forfeited	—	(1,500,000)

At December 31, 2020	9,077,706	17,394,004

	‘A’ Ordinary Shares	Share options
At January 1, 2019	9,139,706	8,655,004
Shares of retired director	(30,000)	—
Options of retired director	—	(215,000)
Shares purchased during the year	—	—
Shares sold during the year	(32,000)	—
Granted	—	4,060,000
Expired / forfeited	—	(2,086,000)

At December 31, 2019	9,077,706	10,414,004

Rayville Limited, an Irish registered company, which is wholly owned by three executive directors and certain other former executives of the Group, owns all of the ‘B’ non-voting Ordinary Shares in Trinity Research Limited, one of the Group’s subsidiaries. The ‘B’ shares do not entitle the holders thereof to receive any assets of the company on a winding up. All of the ‘A’ voting ordinary shares in Trinity Research Limited are held by the Group. Trinity Research Limited may, from time to time, declare dividends to Rayville Limited and Rayville Limited may declare dividends to its shareholders out of those amounts.

Any such dividends paid by Trinity Research Limited are ordinarily treated as a compensation expense by the Group in the consolidated financial statements prepared in accordance with IFRS, notwithstanding their legal form of dividends to minority interests, as this best represents the substance of the transactions.

The last dividend paid by Trinity Research Limited to Rayville Limited was in June 2009 for US$2,830,000.  At the time this amount was immediately lent back by Rayville Limited to Trinity Research Limited.  Since then US$1,788,000 of these loans have been repaid and recognised as a compensation expense by the Group. As of December 31, 2019 and December 31, 2020, the remaining amount of the loan was US$1,042,000. As this remaining amount of the original dividend is matched by a loan from Rayville Limited to Trinity Research Limited which is repayable solely at the discretion of the Remuneration Committee of the Board and is unsecured and interest free, the Group netted the dividend paid to Rayville Limited against the corresponding loan from Rayville Limited in the 2019 and 2020 consolidated financial statements. During 2019, Trinity Research Limited repaid loans to Rayville Limited of US$159,000 in order to meet its obligations under a tax settlement arising from a tax audit.

As described in Note 6, in the year ended December 31, 2019 a tax audit settlement was reached which included the payment of US$3,863,000 in relation to payments made by Trinity Research Limited to Rayville Limited and US$1,231,000 in relation to payments for CEO services made to Darnick Company.  Darnick Company agreed to contribute US$1,231,000 to the above settlement and this amount was outstanding at December 31, 2019 and was treated as a contingent asset and not recognised in the consolidated statement of financial position at December 31, 2019 (refer to Note 27).

This balance was settled in the year ended December 31, 2020 and has been credited to the Statement of Operations within Selling, General and Administrative Expenses. The underlying amount was denominated in Euro. Due to a depreciation in the US Dollar since 2019, the US Dollar equivalent amount increased from US$1,231,000 to US$1,316,000. The settlement amount received by the Company was US$177,000 more than the balance owed and this overpayment is recorded as a related party current liability for the benefit of Ronan O’Caoimh as at December 31, 2020. The amount was settled by the Group in January 2021.